INVENTORIES	12 Months Ended
Aug. 31, 2021
Inventories [Abstract]
Inventories	INVENTORIES
The Company’s inventories are comprised of the following balances as of August 31, 2021 and August 31, 2020:

	AUGUST 31, 2021
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,387	$1,303	$2,690
Dry cannabis
Available for packaging	9,736	5,303	15,039
Packaged inventory	3,922	1,749	5,671
Flower and trim available for extraction	456	329	785
Concentrated extract	3,009	733	3,742
Formulated extracts
Available for packaging	462	161	623
Packaged inventory	2,028	95	2,123
Packaging and supplies	6,023	—	6,023
	$27,023	$9,673	$36,696

	AUGUST 31, 2020
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$2,036	$1,841	$3,877
Dry cannabis
Available for packaging	13,124	7,808	20,932
Packaged inventory	3,707	1,956	5,663
Flower and trim available for extraction	849	1,062	1,911
Concentrated extract	13,252	6,130	19,382
Formulated extracts
Available for packaging	1,097	384	1,481
Packaged inventory	1,045	226	1,271
Packaging and supplies	11,848	—	11,848
	$46,958	$19,407	$66,365

Flower and trim available for extraction are converted into concentrated extract, which can then be used for oil formulation (combining with a carrier oil) or other products such as edibles, and beverage and vaporizable products.
The amount of inventory expensed in cost of sales for the year ended August 31, 2021 was $58,605 (August 31, 2020 - $42,872). The amount of inventory write-downs, provisions, and plant waste included in cost of sales for the year ended August 31, 2021 was $26,177 (August 31, 2020 - $45,270), which is comprised of the production or purchase costs of these inventories and biological assets (refer to Note 7 for the write-down and provisions and plant waste against the fair value component of these inventories).

Inventory write-downs and provisions relating to excess and unsaleable inventories for the year ended August 31, 2021 was $15,039 (August 31, 2020 - $32,831). Inventory write-downs related to adjustments to net realizable value during the year ended August 31, 2021 was $4,865 (August 31, 2020 - $2,753). Inventory write-offs for the year ended August 31, 2020 related to abnormal plant waste due to lack of sufficient staffing as a result of COVID-19 was $5,048.